Equity - Treasury Stock - Tabular Disclosure - Shares (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Class B, Preference shares
Reconciliation of number of shares outstanding
(Acquisition) / disposal of treasury stock	681,585	(129,254)
Treasury stock | Class B, Preference shares
Reconciliation of number of shares outstanding
Treasury shares, beginning of period	5,199,784	5,070,530
Disposal of shares	(681,585)	(370,746)
Acquisition of shares		500,000
Treasury shares, end of period	4,518,199	5,199,784
Treasury stock | Class A, Ordinary shares
Reconciliation of number of shares outstanding
Treasury shares, end of period	3,944,430